Facility Operating Lease (Details) - Schedule of maturities of operating lease liabilities - USD ($)	Sep. 30, 2022	Jun. 30, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Fiscal 2023	$ 121,052	$ 161,070
Fiscal 2024	165,096	165,096
Fiscal 2025	169,224	169,224
Fiscal 2026	129,283	129,324
Total	584,655	624,714
Less imputed interest	(7,891)	(9,021)
Total operating lease liability	576,764	615,693
Less: current portion	158,284	156,988
Lease liability, long term	$ 418,480	$ 458,705